Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2018
Motor vehicles [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30% declining balance
Computer equipment [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30% declining balance
Exploration and office equipment [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance